PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - Schedule of prepaid expenses and other current assets (Parenthetical) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Custom Deposits In Bank Accounts	[1]	¥ 86,796			¥ 62,540	¥ 86,796
Finance receivable term					1 year
Finance receivable interest percentage					4
Consideration received		97,670	$ 13,990
Financial income | $			$ 50
Loss on disposal of long-term investments and the subsidiary					¥ 1,000
Receivables from disposal of a subsidiary	[2]				26,676
Finance Receivable One [Member]
Finance receivable principal amount					67,206			$ 10,300	$ 10,300
Finance Receivable Two [Member]
Finance receivable principal amount		50,000			30,667	50,000		4,700
Finance Receivable Three [Member]
Finance receivable principal amount					32,625			$ 5,000
Custom Deposits [Member]
Custom Deposits In Bank Accounts		¥ 65,000			38,000	65,000
Training Costs [Member]
Cost Of Revenues					¥ 37,147	¥ 356,283	¥ 423,586
ADS [Member]
Shares subscribed | shares				820,000
Consideration paid | $				$ 13,940

[1]	Deposits mainly represent the customs deposits held in customs bank accounts, which were RMB 65,000 and RMB 38,000 as of December 31, 2019 and 2020, respectively.
[2]	In the fourth quarter of 2020, the Group disposed a subsidiary, Wuhan Yunteng Logistics Co., Ltd. (“Wuhan Yunteng”), to a third party for a total cash consideration of RMB 26,676, with a loss of RMB 1.0 million recorded in other non-operating income/(loss) (Note 19).